Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities
13.	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

December 31 (millions of dollars)	2016	2015
Accounts payable	177	152
Accrued liabilities	651	591
Accrued interest	105	96
Regulatory liabilities (Note 12)	—	19

	933	858